intangible assets and goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
intangible assets and goodwill
Balance at beginning of the period	$ 24,755
Amortization	1,226	$ 1,090
Balance at end of the period	28,347	24,755
Accumulated impairment losses of goodwill	9,169	7,270
Contractual commitments for the acquisition of intangible assets	14	26
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	30,282	27,437
Additions	1,021	3,136
Additions arising from business acquisitions	3,549	610
Dispositions, retirements and other (including capitalized interest)	(261)	(760)
Net foreign exchange differences	140	(141)
Balance at end of the period	34,731	30,282
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(5,527)	(5,229)
Amortization	1,226	1,090
Dispositions, retirements and other (including capitalized interest)	386	785
Net foreign exchange differences	17	(7)
Balance at end of the period	(6,384)	(5,527)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	12,185
Balance at end of the period	12,215	12,185
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	12,185	9,910
Additions		2,272
Dispositions, retirements and other (including capitalized interest)	30	3
Balance at end of the period	12,215	12,185
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	17,485
Balance at end of the period	19,178	17,485
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	22,648	19,913
Additions	1,021	3,136
Additions arising from business acquisitions	1,717	366
Dispositions, retirements and other (including capitalized interest)	(261)	(700)
Net foreign exchange differences	73	(67)
Balance at end of the period	25,198	22,648
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(5,163)	(4,865)
Amortization	1,226	1,090
Dispositions, retirements and other (including capitalized interest)	386	785
Net foreign exchange differences	17	(7)
Balance at end of the period	(6,020)	(5,163)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	5,300
Balance at end of the period	6,963	5,300
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	10,463	10,003
Additions	1,021	864
Additions arising from business acquisitions	1,717	366
Dispositions, retirements and other (including capitalized interest)	(291)	(703)
Net foreign exchange differences	73	(67)
Balance at end of the period	12,983	10,463
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(5,163)	(4,865)
Amortization	1,226	1,090
Dispositions, retirements and other (including capitalized interest)	386	785
Net foreign exchange differences	17	(7)
Balance at end of the period	(6,020)	(5,163)
Customer contracts, related customer relationships and subscriber base intangible assets and goodwill
Balance at beginning of the period	2,316
Balance at end of the period	3,525	2,316
Customer contracts, related customer relationships and subscriber base | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	3,028	2,945
Additions arising from business acquisitions	1,453	161
Dispositions, retirements and other (including capitalized interest)	66	(15)
Net foreign exchange differences	60	(63)
Balance at end of the period	4,607	3,028
Customer contracts, related customer relationships and subscriber base | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(712)	(495)
Amortization	357	288
Dispositions, retirements and other (including capitalized interest)		62
Net foreign exchange differences	13	(9)
Balance at end of the period	(1,082)	(712)
Software
intangible assets and goodwill
Balance at beginning of the period	2,444
Balance at end of the period	2,630	2,444
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	6,723	6,479
Additions	151	139
Additions arising from business acquisitions	202	187
Assets under construction put into service	622	657
Dispositions, retirements and other (including capitalized interest)	(358)	(740)
Net foreign exchange differences	3	1
Balance at end of the period	7,343	6,723
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(4,279)	(4,274)
Amortization	802	750
Dispositions, retirements and other (including capitalized interest)	370	747
Net foreign exchange differences	2	2
Balance at end of the period	(4,713)	(4,279)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period	265
Balance at end of the period	273	265
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	437	363
Additions	4	5
Additions arising from business acquisitions	46	18
Assets under construction put into service		4
Dispositions, retirements and other (including capitalized interest)	1	52
Net foreign exchange differences	10	(5)
Balance at end of the period	498	437
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(172)	(96)
Amortization	67	52
Dispositions, retirements and other (including capitalized interest)	16	(24)
Net foreign exchange differences	2
Balance at end of the period	(225)	(172)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period	275
Balance at end of the period	535	275
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	275	216
Additions	866	720
Additions arising from business acquisitions	16
Assets under construction put into service	(622)	(661)
Balance at end of the period	535	275
Goodwill.
intangible assets and goodwill
Balance at beginning of the period	7,270
Balance at end of the period	9,169	7,270
Goodwill. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	7,634	7,524
Additions arising from business acquisitions	1,832	244
Dispositions, retirements and other (including capitalized interest)		(60)
Net foreign exchange differences	67	(74)
Balance at end of the period	9,533	7,634
Goodwill. | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	$ (364)	$ (364)